Investment Strategy - John Hancock Income Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its assets (plus borrowings for investment purposes) in the following types of fixed income securities which may be denominated in U.S. dollars or foreign currencies: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, corporate debt, convertible debt, interest-paying preferred securities, mortgage and asset-backed securities and loans that may be rated investment-grade or below investment grade quality or are unrated.The fund may also invest in preferred stock. Although the fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P Global Ratings (S&P), Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch Ratings), or comparable rating by any nationally recognized statistical rating organization (NRSRO), or their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on the fund’s average maturity. The manager allocates assets among the types of securities described above based on analysis of economic factors such as projected international interest-rate movements, industry cycles, and political trends. The manager may invest up to 100% of the fund’s assets in any one sector. In making investment decisions, the manager looks at relative yield, credit quality, structure, industry distribution, and risk/reward ratios, among other factors.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities, indexes, and foreign currency; options on futures contracts, securities, indexes, and foreign currency; interest-rate, foreign currency, and credit default swaps; and foreign currency forward contracts. The fund may invest up to 10% of its net assets in domestic or foreign common stocks. The fund may trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager allocates assets among the types of securities described above based on analysis of economic factors such as projected international interest-rate movements, industry cycles, and political trends. The manager may invest up to 100% of the fund’s assets in any one sector. In making investment decisions, the manager looks at relative yield, credit quality, structure, industry distribution, and risk/reward ratios, among other factors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its assets (plus borrowings for investment purposes) in the following types of fixed income securities which may be denominated in U.S. dollars or foreign currencies: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, corporate debt, convertible debt, interest-paying preferred securities, mortgage and asset-backed securities and loans that may be rated investment-grade or below investment grade quality or are unrated.